CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares outstanding	1,526,539,388	1,064,472,660
Treasury stock, shares	2,491,715	2,995,217
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,503,736,290	2,500,000,000
Ordinary shares, shares outstanding	1,249,745,456	783,942,438
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized		132,030,222
Ordinary shares, shares outstanding	128,293,932	132,030,222
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000